Summary of Significant Accounting Policies - Property and Equipment (Details)	Mar. 31, 2024	Dec. 31, 2023
Furniture and fixtures
Property and Equipment
Useful life (in years)	7 years	7 years
Computers | Minimum
Property and Equipment
Useful life (in years)	3 years	3 years
Computers | Maximum
Property and Equipment
Useful life (in years)	7 years	7 years
Software
Property and Equipment
Useful life (in years)	3 years	3 years
Leasehold improvements
Property and Equipment
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember